Related Party Balances and Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Libra Sciences Limited [Member]
Current
Amounts due from related parties	$ 522,192	$ 522,192
Convertible notes to a related party
Loan to related parties			$ 92,459
Interest income			8,963
Administrative management services			9,615
Related Party [Member]
Current
Amounts due from related parties
Allowance for credit loss	(522,192)	(522,192)
Current
Amounts due to related parties, current	79,180	79,644
Convertible notes to a related party
Convertible notes to a related party - Current	3,418,500	3,238,500
Aeneas Group Limited [Member]
Current
Amounts due to related parties, current	79,180	79,180
Convertible notes to a related party
Loan from related parties			2,500,000
Settlement of loan from a related party through issuance of Convertible Note			3,000,000
Interest expenses			71,123
Ian Huen [Member]
Current
Amounts due to related parties, current		464
Jurchen Investment Corporation [Member]
Convertible notes to a related party
Convertible notes to a related party - Current	3,418,500	3,238,500
Issuance of Convertible Note to related parties			3,000,000
Interest expenses	180,000	180,000	58,500
Aenco Technologies Ltd [Member]
Convertible notes to a related party
Interest expenses			(13,234)
Talem Medical Group Limited [Member]
Convertible notes to a related party
Loan repayment and interest received from a related party			611,641
Interest income			4,637
CGY Investments Limited [Member]
Convertible notes to a related party
Consultant, secondment, management and administrative services fees			153,640
ACC Medical Limited [Member]
Convertible notes to a related party
Consultant, secondment, management and administrative services fees			138,768
Aeneas Management Limited [Member]
Convertible notes to a related party
Healthcare services income			$ 961